SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Summary of Total Revenues by Geographic Area	The following table presents total revenues by geographic area for the periods indicated.

The Intra-companies revenues have been eliminated in this geographic information to reflect the external business conducted in each geographic region. The geographic analysis presented below is based on the location of the subsidiaries in which the transactions are recorded. This geographic information does not reflect the way the Company’s business is managed.

	For the six months ended June 30,
	2023	2024
	US$	US$
Revenue
The Cayman Island	1,327,541	1,158,307
New Zealand	58,726,681	62,381,394
The United States	32,848,869	54,838,677
Singapore	34,459,910	37,370,022
Hong Kong	2,324,297	7,150,842
Others	2,693,126	3,486,258
Total Revenues	132,380,424	166,385,500